Accounting Changes - Leases, Tax Reform, Net Benefit Costs (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2019
Accounting Changes
Operating lease commitments		$ 5,600
Reclassification from AOCI to retained earnings for stranded tax effects of U.S. tax reform	$ (2,420)
Total cost		42,655	$ 42,196	[1]	$ 41,403	[1]
SG&A expense		19,366	19,680	[1]	20,869	[1]
RD&E expense		5,379	5,590	[1]	5,726	[1]
Accounting Standards Update 2016-02, Leases
Accounting Changes
Lease receivables that would have been reclassified under new guidance to loan receivables on lease termination		$ 263
Accounting Standards Update 2016-02, Leases | Adjustments for adoption of guidance | Expected
Accounting Changes
Estimated discounted balance of operating lease liabilities							$ 5,600
Accounting Standards Update 2017-07, Improving the Presentation of Net Benefit Cost | Adjustments for adoption of guidance | Other (income) and expense
Accounting Changes
Total cost			(717)		(222)
SG&A expense			(427)		(126)
RD&E expense			$ (197)		$ (25)

[1]	* Recast to reflect adoption of the FASB guidance on presentation of net periodic pension and nonpension postretirement benefit costs.